Document and Entity Information	Feb. 23, 2023
Entity Information
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	United Parcel Service, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15451
Entity Tax Identification Number	58-2480149
Entity Address, Street	55 Glenlake Parkway
Entity Address, City	N.E., Atlanta
Entity Address, State	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	828-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001090727
Amendment Flag	false
Class B common stock, par value $0.01 per share [Member]
Entity Information
Title of Each Class	Class B common stock, par value $0.01 per share
Trading Symbol	UPS
Name of Each Exchange on Which Registered	NYSE
Senior Notes 0.375% Due 2023 [Member]
Entity Information
Title of Each Class	0.375% Senior Notes due 2023
Trading Symbol	UPS23A
Name of Each Exchange on Which Registered	NYSE
1.625% Senior Notes Due 2025 [Member]
Entity Information
Title of Each Class	1.625% Senior Notes due 2025
Trading Symbol	UPS25
Name of Each Exchange on Which Registered	NYSE
1% Senior Notes due 2028 [Member]
Entity Information
Title of Each Class	1% Senior Notes due 2028
Trading Symbol	UPS28
Name of Each Exchange on Which Registered	NYSE
1.500% Senior Notes due 2032 [Member]
Entity Information
Title of Each Class	1.500% Senior Notes due 2032
Trading Symbol	UPS32
Name of Each Exchange on Which Registered	NYSE